Acquisitions and Other Transactions - Additional Natural Gas Royalty Interests, Mineral Rights and Eskay Creek Project (Details) $ in Millions					1 Months Ended	12 Months Ended
	Aug. 13, 2024 USD ($) shares	Jul. 31, 2024 D	Mar. 21, 2024 USD ($)	Jan. 02, 2024 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Payments to acquire gross production royalty			$ 8.5
Natural Gas Royalty Interests in Haynesville
Disclosure of detailed information about business combination [line items]
Purchase price				$ 125.0
Payments to acquire gross production royalty				$ 112.5	$ 12.5
Yanacocha Gold Mine
Disclosure of detailed information about business combination [line items]
Total contributions made	$ 210.0
Number of common shares | shares	118,534
Period prior to closing for contingent consideration payable | D		20
Contingent consideration recognised as of acquisition date	$ 15.0
Mineral Rights With Continental Resources Inc
Disclosure of detailed information about business combination [line items]
Total contributions made						$ 9.8	$ 23.5
Total cumulative investment						$ 36.5